Supplement Dated January 15, 2004 to Prospectus Dated May 30, 2003

of Aetos Capital Multi-Strategy Arbitrage Fund, LLC,

Aetos Capital Distressed Investment Strategies Fund, LLC,

Aetos Capital Long/Short Strategies Fund, LLC

and Aetos Capital Market Neutral Strategies Fund, LLC

Effective January 1, 2004, the fee tables and related disclosure presented on pages 10-12 of the Funds’ Prospectus were superseded by the following fee tables and related disclosure:

SUMMARY OF FUND EXPENSES

The following tables illustrate the expenses and fees that each Fund expects to incur and that investors can expect to bear.

	Aetos Capital Multi- Strategy Arbitrage Fund	Aetos Capital Distressed Investment Strategies Fund
Investor Transaction Expenses
Maximum Sales load (as a percentage of offering price)	None	None

Maximum redemption fee	None	None

Annual Expenses (as a percentage of net assets attributable to Interests)*
Management Fee	0.75%	0.75%

Program Fees	0.50% (plus 10% of aggregate Program net profits)(1)	0.50% (plus 10% of aggregate Program net profits)(1)

Other Expenses	0.44%(2)	0.44%(2)

Total Annual Expenses (other than interest expense)	1.69% (plus 10% of aggregate Program net profits)(1)	1.69% (plus 10% of aggregate Program net profits)(1)

Fee Waiver and Expense Reimbursement	0.19%(3)	0.19%(3)

Net Expenses	1.50% (plus 10% of aggregate Program net profits)(3)	1.50% (plus 10% of aggregate Program net profits)(3)

*	Members also will be subject indirectly to the Portfolio Funds’ management and performance fees.
(1)	Payable at the Program level based on the investor’s Program assets. Reflects the maximum Program asset-based fee and incentive fee that an investor may be charged. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors.
(2)	The Funds have recently become operational. Other expenses are estimated based on net assets of $50 million for each Fund and include other expenses of the Program.

(3)	The Investment Manager has agreed contractually to cap Other Expenses, other than extraordinary or non-recurring expenses, at 0.25% at least until May 31, 2005, so that the Net Expenses (excluding the incentive fee charged at the Program level) do not exceed 1.50% of an investor’s average monthly Program assets, assuming that the maximum Program Fee applies.

2

	Aetos Capital Long/Short Strategies Fund	Aetos Capital Market Neutral Strategies Fund
Investor Transaction Expenses
Maximum Sales load (as a percentage of offering price)	None	None

Maximum redemption fee	None	None

Annual Expenses (as a percentage of net assets attributable to Interests)*
Management Fee	0.75%	0.75%

Program Fees	0.50% (plus 10% of aggregate Program net profits)(1)	0.50% (plus 10% of aggregate Program net profits)(1)

Other Expenses	0.44%(2)	0.44%(2)

Total Annual Expenses (other than interest expense)	1.69% (plus 10% of aggregate Program net profits)(1)	1.69% (plus 10% of aggregate Program net profits)(1)

Fee Waiver and Expense Reimbursement	0.19%(3)	0.19%(3)

Net Expenses	1.50% (plus 10% of aggregate Program net profits)(3)	1.50% (plus 10% of aggregate Program net profits)(3)

*	Members also will be subject indirectly to the Portfolio Funds’ management and performance fees.
(1)	Payable at the Program level based on the investor’s Program assets. Reflects the maximum Program asset-based fee and incentive fee that an investor may be charged. The Investment Manager, in its sole discretion, may reduce the Program Fees for certain investors.
(2)	The Funds have recently become operational. Other expenses are estimated based on net assets of $50 million for each Fund and include other expenses of the Program.
(3)	The Investment Manager has agreed contractually to cap Other Expenses, other than extraordinary or non-recurring expenses, at 0.25% at least until May 31, 2005, so that the Net Expenses (excluding the incentive fee charged at the Program level) do not exceed 1.50% of an investor’s average monthly Program assets, assuming that the maximum Program Fee applies.

The purpose of the tables above is to assist prospective investors in understanding the various costs and expenses investors in each Fund will bear directly or indirectly. For a more complete description of the various costs and expenses of each Fund, see “Management of the Funds.”

The Examples are based on the fees and expenses set forth above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and a Fund’s actual rate of return may be greater or less than the hypothetical 5% return assumed in the Examples. The Examples do not include the Program incentive fee of 10% of aggregate Program net profits.

	Example 1
	Aetos Capital Multi-Strategy Arbitrage Fund	Aetos Capital Distressed Investment Strategies Fund
An investor would pay the following expenses on a $1,000,000 investment, assuming a 5% annual return:
1 Year	$15,000	$15,000
3 Years	$47,000	$47,000
5 Years	$82,000	$82,000
10 Years	$179,000	$179,000

	Example 1 (cont.)
	Aetos Capital Long/Short Strategies Fund	Aetos Capital Market Neutral Strategies Fund
An investor would pay the following expenses on a $1,000,000 investment, assuming a 5% annual return:
1 Year	$15,000	$15,000
3 Years	$47,000	$47,000
5 Years	$82,000	$82,000
10 Years	$179,000	$179,000

	Example 2
	Aetos Capital Multi-Strategy Arbitrage Fund	Aetos Capital Distressed Investment Strategies Fund
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
1 Year	$15	$15
3 Years	$47	$47
5 Years	$82	$82
10 Years	$179	$179

	Aetos Capital Long/Short Strategies Fund	Aetos Capital Market Neutral Strategies Fund
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
1 Year	$15	$15
3 Years	$47	$47
5 Years	$82	$82
10 Years	$179	$179